Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 233,945		¥ 232,027
Fair value of plan assets at end of year		234,050		233,945
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		6,785
Fair value of plan assets at end of year		6,112		6,785
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	[1]	60,240
Fair value of plan assets at end of year	[1]	60,916		60,240
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		57,209		55,209
Unrealized and realized gains / loss		(423)		1,508
Purchases / sales and other settlement		1,478		492
Fair value of plan assets at end of year		58,264		57,209
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		6,785		7,510
Unrealized and realized gains / loss		(657)		353
Purchases / sales and other settlement		(2,489)		(1,078)
Fair value of plan assets at end of year		3,639		6,785
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		50,424	[1]	47,699
Unrealized and realized gains / loss		234		1,155
Purchases / sales and other settlement		3,967		1,570
Fair value of plan assets at end of year	[1]	¥ 54,625		¥ 50,424

[1]	Includes hedge funds and real estate funds.